Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
Employee Benefits

Note 10

Employee Benefits

Seaboard maintains a defined benefit pension plan for its domestic salaried and clerical employees and, effective January 1, 2010, split a portion of employees from this plan into a new defined benefit plan with identical benefits. Both plans are collectively referred to below as “the Plans.”  The Plans generally provides eligibility for participation after one year of service upon attaining the age of 21. Benefits are generally based upon the number of years of service and a percentage of final average pay.

Seaboard has historically based pension contributions on minimum funding standards to avoid the Pension Benefit Guaranty Corporation variable rate premiums established by the Employee Retirement Income Security Act of 1974. However, in July 2009, Seaboard made a deductible contribution of $14,615,000 for the 2008 plan year as a result of the significant investment losses incurred in the defined benefit pension plan during the fourth quarter of 2008. Management did not make any contributions in 2011 and 2010 and currently does not plan on making any contributions to the Plans in 2012.

As part of the split of the defined benefit pension plan discussed above, on January 1, 2010, Seaboard implemented a new investment policy for each of the two separate plans. The difference in target allocation percentages are based on one plan having more current retirees and thus a more conservative portfolio versus the other plan, which can assume greater risk as it will have a longer investment time horizon. Assets are invested in the Plans to achieve a diversified overall portfolio consisting primarily of individual stocks, money market funds, collective investment funds, bonds and mutual funds. Seaboard is willing to accept a moderate level of risk to potentially achieve higher investment returns. The overall portfolios are evaluated relative to customized benchmarks. The investment strategy provides investment managers’ discretion, and is periodically reviewed by management for adherence to policy and performance against benchmarks. Seaboard’s asset allocation targets and actual investment composition within the Plans were as follows:

Actual Composition of Plans at December 31,
	Target Allocations	2011	2010
Domestic Large Cap Equity	29-40%	29-40%	31-42%
Domestic Small and Mid-Cap Equity	7-10%	11-13%	12-14%
International Equity	11-16%	10-15%	11-15%
Fixed Income	25-42%	23-40%	22-39%
Alternative investments	6-8%	6-7%	4-5%
Cash and cash equivalents	1-5%	2-4%	2-3%

As described in Note 9 to the Consolidated Financial Statements, U.S. GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following tables shows the Plans’ assets measured at estimated fair value as of December 31, 2011 and 2010, respectively, and also the level within the fair value hierarchy used to measure each category of assets:

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$34,770	$34,770	$–	$–
Corporate bonds	18,526	–	18,526	–
Foreign equity securities	7,107	7,107	–	–
Fixed income mutual funds	6,400	6,400	–	–
Money market funds	6,513	6,513		–
U.S. Treasury STRIPS	3,587	–	3,587	–
Emerging markets-equity	3,349	3,349	–	–
Mutual funds-equities	3,485	3,485	–	–
Real estate mutual fund	2,909	2,909	–	–
Exchange traded funds-fixed income	1,788	1,788	–	–
Municipal bonds	2,048	–	2,048	–
Other	1,030	–	1,030	–
Total Assets	$91,512	$66,321	$25,191	$–

	Balance
	December 31,
(Thousands of dollars)	2010	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$27,411	$27,411	$–	$–
Corporate bonds	19,570	–	19,570	–
Collective investment funds	12,889	–	12,889	–
Foreign equity securities	7,410	7,410	–	–
Fixed income mutual funds	6,073	6,073	–	–
Money market funds	5,337	5,337	–	–
U.S. Treasury STRIPS	3,135	–	3,135	–
Emerging markets- equity	3,012	3,012	–	–
Mutual funds-equities	2,892	2,892	–	–
Real estate mutual fund	2,042	2,042	–	–
Exchange traded funds- fixed income	1,787	1,787	–	–
Municipal bonds	1,713	–	1,713	–
Other	367	204	163	–
Total Assets	$93,638	$56,168	$37,470	$–

Seaboard also sponsors non-qualified, unfunded supplemental executive plans, and has certain individual, non-qualified, unfunded supplemental retirement agreements for certain retired employees. The unamortized prior service cost is being amortized over the average remaining working lifetime of the active participants for this plan. Management has no plans to provide funding for these supplemental executive plans in advance of when the benefits are paid.

Assumptions used in determining pension information for all of the above plans were:

	Years ended December 31,
	2011	2010	2009
Weighted-average assumptions
Discount rate used to determine obligations	3.75-4.70%	4.45-5.65%	5.25-6.25%
Discount rate used to determine net periodic benefit cost	4.45-5.65%	5.25-6.25%	6.25%
Expected return on plan assets	7.00-7.50%	7.25-7.75%	7.50%
Long-term rate of increase in compensation levels	4.00-5.00%	4.00-5.00%	4.00-5.00%

Management selected the discount rate based on a model-based result where the timing and amount of cash flows approximates the estimated payouts. The expected returns on the Plans’ assets assumption are based on the weighted average of asset class expected returns that are consistent with historical returns. The assumed rate selected was based on model-based results that reflect the Plans’ asset allocation and related long-term projected returns. The measurement date for all plans is December 31. The unrecognized net actuarial losses are generally amortized over the average remaining working lifetime of the active participants for all of these plans.

The changes in the plans’ benefit obligations and fair value of assets for the Plans, supplemental executive plans and retirement agreements for the years ended December 31, 2011 and 2010, and a statement of the funded status as of December 31, 2011 and 2010 were as follows:

	2011	2010
	Accumulated	Assets exceed	Accumulated
December 31,	benefits	accumulated	benefits
(Thousands of dollars)	exceed assets	benefits	exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$173,023	$–	$147,915
Service cost	7,523	1,370	4,997
Interest cost	9,025	3,258	5,454
Actuarial losses	19,637	4,896	10,013
Benefits paid	(4,668)	(2,563)	(2,317)
Plan split	–	55,648	(55,648)
Benefit obligation at end of year	$204,540	$62,609	$110,414
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$93,638	$–	$84,829
Actual return on plan assets	807	7,106	4,513
Employer contributions	1,735	–	2,070
Benefits paid	(4,668)	(2,563)	(2,317)
Plan split	–	59,152	(59,152)
Fair value of plan assets at end of year	$91,512	$63,695	$29,943
Funded status	$(113,028)	$1,086	$(80,471)

The net funded status of the Plans was $(26,819,000) and $(2,713,000) at December 31, 2011 and 2010, respectively. The accumulated benefit obligation for the Plans was $102,165,000 and $83,727,000, and for the other plans was $59,229,000 and $56,120,000 at December 31, 2011 and 2010, respectively. Expected future net benefit payments for all plans during each of the next five years and in aggregate for the five year period beginning with the sixth year are as follows: $11,733,000, $5,740,000, $6,325,000, $8,721,000, $11,313,000, and $65,097,000, respectively.

The net periodic cost of benefits of these plans was as follows:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$7,550	$6,367	$6,040
Interest cost	8,997	8,712	8,183
Expected return on plan assets	(6,598)	(6,218)	(4,761)
Amortization and other	4,027	4,046	5,017
Net periodic benefit cost	$13,976	$12,907	$14,479

The amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive income (AOCI) before taxes at December 31, 2011 and 2010 were as follows:

(Thousands of dollars)	2011	2010
Accumulated loss, net of gain	$(81,708)	$(54,752)
Prior service cost, net of credit	(6,351)	(7,280)
Transitional obligation	–	(16)
Total Accumulated Other Comprehensive Income	$(88,059)	$(62,048)

The amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2012 are as follows:

(Thousands of dollars)	2012
Prior service cost, net of credit	$844
Transition obligation	5,227
Estimated net periodic benefit cost	$6,071

Seaboard participates in a multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement. This fund’s employer identification plan is 51-6055922 and this plan’s number is 001.  For the plan year beginning July 1, 2011, this plan’s “zone status” is green and is not subject to a funding improvement plan. Seaboard is required to make contributions to this plan in amounts established under the collective bargaining agreement that expires in July 2014. Contribution expense for this plan was $545,000, $528,000 and $509,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which represents less than five percent of total contributions to this plan. The applicable portion of the total plan benefits and net assets of this plan is not separately identifiable, although Seaboard has received notice that, under certain circumstances, it could be liable for unfunded vested benefits or other expenses of this jointly administered union plan.  Seaboard has not established any liabilities for potential future withdrawal, as such withdrawal from this plan is not probable.

Seaboard maintains a defined contribution plan covering most of its domestic salaried and clerical employees. In 2011 and 2010, Seaboard contributed to this plan an amount equal to 50% of employee contributions, up to a maximum of 6% of employee compensation. In 2009, Seaboard contributed to this plan an amount equal to 100% of employee contributions, up to a maximum of 3% of employee compensation. Employee vesting is based upon years of service, with 20% vested after one year of service and an additional 20% vesting with each additional complete year of service. Contribution expense for this plan was $1,956,000, $1,826,000 and $1,868,000 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, Seaboard maintains a defined contribution plan covering most of its hourly, non-union employees and two defined contribution plans covering most of Daily’s employees.  Contribution expense for these plans was $507,000, $1,455,000 and $1,378,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Seaboard has a deferred compensation plan which allows certain employees to reduce their compensation in exchange for values in four investments. Seaboard also has an Investment Option Plan which allowed certain employees to reduce their compensation in exchange for an option to acquire interests measured by reference to three investments. However, as a result of U.S. tax legislation passed in 2004, reductions to compensation earned after 2004 are no longer allowed under the Investment Option Plan. The exercise price for each investment option was established based upon the fair market value of the underlying investment on the date of grant. Under both plans, Seaboard contributes 3% of the employees reduced compensation. Seaboard’s expense (income) for these two deferred compensation plans, which primarily includes amounts related to the change in fair value of the underlying investment accounts was $(1,505,000), $4,267,000 and $4,340,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Included in other liabilities at December 31, 2011 and 2010 are $29,647,000 and $28,444,000, respectively, representing the market value of the payable to the employees upon distribution or exercise for each plan. In conjunction with these plans, Seaboard purchased the specified number of units of the employee-designated investment, plus the applicable option price for the Investment Option Plan. These investments are treated as trading securities and are stated at their fair market values. Accordingly, as of December 31, 2011 and 2010, $33,924,000 and $32,739,000, respectively, were included in other current assets on the Consolidated Balance Sheets. Investment income (loss) related to the mark-to-market of these investments for 2011, 2010, and 2009 totaled $(1,584,000), $4,203,000 and $4,253,000, respectively.